Summary of Significant Accounting Policies - Schedule of Revision on Company Previously Reported (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating income (loss)	$ (13,154)	$ (13,055)	$ (25,202)	$ (24,285)		$ (50,904)	$ (33,350)
Loss before income taxes	(44,520)	(18,753)	(65,093)	(29,400)		(74,362)	(35,784)
Net income (loss) attributable to common shareholders	(44,520)	(18,753)	(65,093)	(29,400)		(74,362)	(35,784)
Deferred revenue	8,394		8,394			7,820	5,162
Current liabilities	131,767		131,767			57,398	55,575
Total liabilities	160,449		160,449			105,119	61,892
Accumulated deficit	(416,932)		(416,932)			(351,839)	(277,477)
Total stockholders' equity (deficit)						(222,089)	(173,026)			$ (141,542)
Cash Flows from operating activities			(20,622)	(15,452)		(28,037)	(23,930)
Deferred revenue			961	710		3,950	2,083
Southern Airways Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues				36,355	$ 24,636	80,716	57,679
Operating income (loss)	(1,286)	(1,278)	(3,154)	(1,797)	9,035	(4,012)	11,760
Loss before income taxes	(1,736)	(1,628)	(4,098)	(2,331)	8,716	(5,557)	11,100
Net income (loss) including noncontrolling interest				(2,337)	8,387	(5,148)	10,660
Net income (loss) attributable to common shareholders	(1,738)	(1,629)	(3,904)	(2,337)	8,387	(4,471)	10,660
Deferred revenue	7,570	6,719	7,570	6,719		6,260	4,513
Current liabilities	29,400	19,320	29,400	19,320		27,510	11,917
Total liabilities	65,439	50,603	65,439	50,603		65,989	22,795
Accumulated deficit	(14,483)	(8,444)	(14,483)	(8,444)		(10,579)	(6,108)
Total stockholders' equity (deficit)	$ (4,518)	1,127	(4,518)	1,127		(1,398)	2,360	$ (3,658)	$ 1,652	$ (8,620)
Cash Flows from operating activities			(1,933)	427	10,979	1,789	11,025
Deferred revenue			$ 1,311	2,079	2,612	1,619	1,892
Southern Airways Corporation | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues				36,521	24,645	80,963	57,794
Operating income (loss)				(1,631)	9,044	(3,765)	11,875
Loss before income taxes				(2,165)	8,725	(5,310)	11,215
Net income (loss) including noncontrolling interest				(2,171)	8,396	(4,901)	10,775
Net income (loss) attributable to common shareholders				(2,171)	8,396	(4,224)	10,775
Deferred revenue		5,945		5,945		5,404	3,904
Current liabilities		18,546		18,546		26,654	11,308
Total liabilities		49,829		49,829		65,133	22,186
Accumulated deficit		(7,670)		(7,670)		(9,723)	(5,499)
Total stockholders' equity (deficit)						(542)	2,969
Cash Flows from operating activities				427	10,979	1,789	11,025
Deferred revenue				1,913	2,603	1,372	1,777
Southern Airways Corporation | Revision of Prior Period, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues				(166)	(9)	(247)	(115)
Operating income (loss)				(166)	(9)	(247)	(115)
Loss before income taxes				(166)	(9)	(247)	(115)
Net income (loss) including noncontrolling interest				(166)	(9)	(247)	(115)
Net income (loss) attributable to common shareholders				(166)	(9)	(247)	(115)
Deferred revenue		774		774		856	609
Current liabilities		774		774		856	609
Total liabilities		774		774		856	609
Accumulated deficit		$ (774)		(774)		(856)	(609)
Total stockholders' equity (deficit)						(856)	(609)
Cash Flows from operating activities				0	0	0	0
Deferred revenue				$ 166	$ 9	$ 247	$ 115